Net gain or loss on financial assets at FVTOCI (Tables)	12 Months Ended
Dec. 31, 2023
Gains (losses) on financial assets at fair value through other comprehensive income [Abstract]
Summary Of Gain or Loss On Financial Assets At FVTOCI Recognized Net
Details of net gain or loss on financial assets at FVTOCI recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2021	2022	2023
Loss on redemption of securities	(23)	(7)	104
Gain (Loss) on transaction of securities	32,647	(21,491)	(37,745)

Total	32,624	(21,498)	(37,641)